DERIVATIVE FINANCIAL INSTRUMENTS - Schedule of Fair Values of Derivatives (Details) - USD ($) $ in Thousands	Jan. 31, 2025	Jan. 31, 2024
Fair Values of Derivative Financial Instruments
Derivative assets	$ 2,522	$ 1,792
Derivative liabilities	262	223
Foreign currency forward contracts | Prepaid expenses and other current assets | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative assets	2,490	1,778
Foreign currency forward contracts | Prepaid expenses and other current assets | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative assets	32	14
Foreign currency forward contracts | Accrued expenses and other current liabilities | Designated as cash flow hedges
Fair Values of Derivative Financial Instruments
Derivative liabilities	259	177
Foreign currency forward contracts | Accrued expenses and other current liabilities | Not designated as hedging instruments
Fair Values of Derivative Financial Instruments
Derivative liabilities	$ 3	$ 46